ORGANIZATION AND DESCRIPTION OF BUSINESS (Narrative) (Details)	12 Months Ended
Dec. 31, 2015
Organization And Description Of Business 1	50.00%
Organization And Description Of Business 2	100.00%
Organization And Description Of Business 3	100.00%